Related Party Transactions - Schedule of Transactions Between Related Party (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Research and development | Qiagen (Suzhou) Translational Medicine Co., Ltd.
Related Party Transaction [Line Items]
Transactions between its related party	$ 96,656